Share capital, Assumptions Used in Determining Fair Value of Stock Options (FY) (Details) - Option [Member]	3 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2024 $ / shares	Jul. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate , minimum			2.93%
Risk-free interest rate , maximum			3.70%
Expected volatility			150.00%
Fair value of underlying share (in dollars per share)						$ 0.6
Exercise price (in dollars per share)						$ 0.8
Dividend yield			0.00%
Share-based payments | $	$ 80,893	$ 233,648	$ 692,740	$ 778,742
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)			5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of underlying share (in dollars per share)					$ 1.18
Exercise price (in dollars per share)					$ 1.18
Expected life (years)			10 years